Interest-Bearing Loans - Summary Of Detailed Information About Borrowings (Detail)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Financial liabilities	$ 397,985
Loan A [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	341,130
Loan B [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 56,855